Segmental reporting (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of analysis of results by business

Analysis of results by business
	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank & Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Group results
	£m	£m	£m	£m	£m	£m	£m
For the year ended 31 December 2024
Net interest income	6,627	1,206	767	1,031	2,659	646	12,936
Non-interest income	1,647	574	542	10,774	667	(352)	13,852
Total income	8,274	1,780	1,309	11,805	3,326	294	26,788
Operating costs	(4,235)	(935)	(911)	(7,666)	(1,612)	(836)	(16,195)
UK regulatory levies	(78)	(37)	(9)	(187)	—	(9)	(320)
Litigation and conduct	(16)	(1)	—	(55)	(14)	(134)	(220)
Total operating expenses	(4,329)	(973)	(920)	(7,908)	(1,626)	(979)	(16,735)
Other net income[1]	—	—	—	—	—	37	37
Profit/(loss) before impairment	3,945	807	389	3,897	1,700	(648)	10,090
Credit impairment charges	(365)	(76)	(6)	(123)	(1,293)	(119)	(1,982)
Profit/(loss) before tax	3,580	731	383	3,774	407	(767)	8,108
Total assets (£bn)	299.8	61.2	34.1	1,053.9	35.4	33.8	1,518.2
Total liabilities (£bn)	284.1	94.4	75.0	952.1	24.5	15.6	1,445.7
Number of employees (full time equivalent)	18,000	1,900	1,900	7,100	2,300	61,800	93,000
Average number of employees (full time equivalent)							91,300
Average number of employees (headcount)							92,900
Note:
1Other net income represents the share of post-tax results of associates and joint ventures, profit on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank & Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Group results
	£m	£m	£m	£m	£m	£m	£m
For the year ended 31 December 2023
Net interest income	6,431	1,160	768	1,393	2,604	353	12,709
Non-interest income	1,156	610	440	9,642	664	157	12,669
Total income	7,587	1,770	1,208	11,035	3,268	510	25,378
Operating costs	(4,393)	(905)	(795)	(7,619)	(1,650)	(1,352)	(16,714)
UK bank levy	(30)	(8)	(4)	(123)	—	(14)	(180)
Litigation and conduct	8	1	2	5	(6)	(48)	(37)
Total operating expenses	(4,415)	(912)	(797)	(7,737)	(1,656)	(1,414)	(16,931)
Other net expenses[1]	—	(3)	—	—	—	(6)	(9)
Profit/(loss) before impairment	3,172	855	411	3,298	1,612	(910)	8,438
Credit impairment (charges)/releases	(304)	27	(4)	(102)	(1,438)	(60)	(1,881)
Profit/(loss) before tax	2,868	882	407	3,196	174	(970)	6,557
Total assets (£bn)	293.1	61.5	32.0	1,019.2	33.6	38.1	1,477.5
Total liabilities (£bn)	264.2	85.9	60.9	904.5	21.1	69.0	1,405.6
Number of employees (full time equivalent)	6,800	1,800	2,100	7,100	600	74,000	92,400
Average number of employees (full time equivalent)							92,900
Average number of employees (headcount)							94,800
Note:
1Other net expenses represents the share of post-tax results of associates and joint ventures, profit on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank & Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Group results
	£m	£m	£m	£m	£m	£m	£m
For the year ended 31 December 2022
Net interest income	5,893	1,132	715	836	1,972	24	10,572
Non-interest income	1,366	525	299	11,087	667	440	14,384
Total income	7,259	1,657	1,014	11,923	2,639	464	24,956
Operating costs	(4,260)	(812)	(545)	(6,955)	(1,525)	(860)	(14,957)
UK bank levy	(26)	(7)	(4)	(119)	—	(20)	(176)
Litigation and conduct	(41)	—	—	(1,189)	(3)	(364)	(1,597)
Total operating expenses	(4,327)	(819)	(549)	(8,263)	(1,528)	(1,244)	(16,730)
Other net income[1]	—	1	—	1	—	4	6
Profit/(loss) before impairment	2,932	839	465	3,661	1,111	(776)	8,232
Credit impairment charges	(286)	—	(5)	(181)	(624)	(124)	(1,220)
Profit/(loss) before tax	2,646	839	460	3,480	487	(900)	7,012
Total assets (£bn)	313.2	88.2	42.7	1,014.0	30.4	25.2	1,513.7
Total liabilities (£bn)	287.3	86.0	62.4	920.1	19.5	69.1	1,444.4
Number of employees (full time equivalent)	6,200	1,700	1,100	6,700	600	71,100	87,400
Average number of employees (full time equivalent)							83,900
Average number of employees (headcount)							86,200
Note:
1Other net income represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions
Disclosure of income by geographic region

Income by geographic region[1]
	2024	2023	2022
For the year ended 31 December	£m	£m	£m
United Kingdom	13,927	13,295	14,908
Europe	2,734	2,517	2,321
Americas	8,772	8,109	6,353
Africa and Middle East	82	87	63
Asia	1,273	1,370	1,311
Total	26,788	25,378	24,956
.
Income from individual countries which represent more than 5% of total income[1]
	2024	2023	2022
For the year ended 31 December	£m	£m	£m
United Kingdom	13,927	13,295	14,908
United States	8,614	7,911	6,176
Note:
1The geographical analysis is based on the location of the office where the transactions are recorded.